Share-based Issuances (Details - Option activity) - Equity Option [Member] - $ / shares	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	17,640		4,480
Weighted average exercise price, beginning balance	$ 79.66		$ 990.71
Options granted	0		0
Options granted, weighted average exercise price	$ 0		$ 0
Options forfeited/canceled	0		0
Options forfeited/canceled, weighted average exercise price	$ 0		$ 0
Options exercised	0		0
Options exercised, weighted average exercise price	$ 0		$ 0
Options outstanding, ending balance	17,640	[1]	4,480
Weighted average exercise price, ending balance	$ 79.66		$ 990.71

[1]	The Company’s common stock outstanding as of March 31, 2026 and December 31, 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.